Note 18 - Intangible assets Sensitivity analysis (Details) - EUR (€)	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	€ (871,000,000)	[1]	€ (1,009,000,000)	[2]	€ (1,159,000,000)	[3]
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	340,000,000	[1]	526,000,000	[2]	661,000,000	[3]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	1,017,000,000	[1]	1,176,000,000	[2]	1,371,000,000	[3]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(292,000,000)	[1]	(451,000,000)	[2]	(559,000,000)	[3]
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(192,000,000)		(149,000,000)	[4]	(298,000,000)	[5]
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	31,000,000		40,000,000	[4]	214,000,000	[5]
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	212,000,000		158,000,000	[4]	327,000,000	[5]
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	€ (28,000,000)		€ (37,000,000)	[4]	€ (196,000,000)	[5]

[1]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years .
[2]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis wou ld be a reasonable variation with respect to the observed variations over the last five years .
[3]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis wou ld be a reasonable variation with respect to the observed variations over the last five years .
[4]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable v ariation with respect to the observed variations over the last five years .
[5]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable v ariation with respect to the observed variations over the last five years .